Debt Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt Redemption Rates
The Company may redeem the New Notes, at its option, in whole or in part at any time prior to November 15, 2017, upon not less than 30 days' or more than 60 days' notice, at the following redemption prices (expressed as percentages of the principal amount thereof) set forth below:

Year	Percentage
Prior to six months following the Issue Date	100%
Six months to 18 months following the Issue Date	105%
18 months to 30 months following the Issue Date	104%
30 months to 42 months following the Issue Date	103%
42 months to 54 months following the Issue Date	102%
54 months to 60 months following the Issue Date	100%